Fair Value Measurements - Summary of Investments Measured at Fair Value Based on NAV Per Share (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 28,708,611	$ 24,456,899
Investments Measured at NAV | John Hancock Advisors Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 1,180,455